Property, plant, equipment and development costs - Distribution Of Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 188,119	$ 173,239	$ 178,294
Cost of sales of goods
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	164,543	147,032	159,652
Unabsorbed cost due to production stoppage
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	10,420	14,877	4,569
Cost of sales of services
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	9,037	8,153	8,109
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	2,065	1,886	4,741
Property, plant, equipment and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	1,799	1,039	963
Exploration in non-operating areas
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	98	101	114
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	103	93	84
Other, net
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 54	49	48
Discontinued operations, note 1(e)
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense		$ 9	$ 14